Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)		Sep. 30, 2022	Mar. 31, 2022
Schedule of Prepaid Expenses And Other Current Assets [Abstract]
Prepayments to suppliers		$ 4,968,167	$ 4,177,537
Loans receivables	[1]	502,310	727,765
Deposit		704,681	691,070
Prepayments to technical provider		598,608	669,481
VAT-in		531,036	560,155
Prepayment to Weilan	[2]		448,946
Receivable from disposal of subsidiaries	[3]	563,396	408,106
Other current assets			226,173
Total		$ 7,868,198	$ 7,909,233

[1]	Loans receivables to third parties mainly represent loan agreements entered with certain third-party companies to support their daily operation or bridge loan of mortgage with maturity from six to nine months and the interest rate from 0.03% to 0.5% per day.
[2]	In the year ended March 31, 2022, the Company signed a cooperation agreement with a third party to invest in Hangzhou Weilan Automobile Co., Ltd. (“Weilan”) and paid $448,946 to the shareholders of Weilan. In June 2022, both parties agreed to terminate the cooperation agreement and the Company collected the full prepayment.
[3]	In the six months ended September 30, 2022, the Company disposed 24 subsidiaries due to the business optimization. The total receivables from disposal of these subsidiaries amounted to $581,079. Receivables of amounted to $17,683 has been collected by September 30, 2022 and the remained amount was fully collected in October, 2022.